Consolidated Statements of Net Income $ in Millions	12 Months Ended
	Jan. 31, 2020 CAD ($) $ / shares	Jan. 31, 2019 CAD ($) $ / shares
Profit or loss [abstract]
Revenues	$ 6,052.7	$ 5,243.8
Cost of sales	4,598.7	3,990.4
Gross profit	1,454.0	1,253.4
Operating expenses
Selling and marketing	382.5	336.9
Research and development	238.4	221.7
General and administrative	256.9	214.7
Other operating expenses (income)	(28.1)	7.5
Total operating expenses	849.7	780.8
Operating income	604.3	472.6
Financing costs	90.9	76.9
Financing income	(2.2)	(3.0)
Foreign exchange loss on long-term debt	9.9	69.8
Income before income taxes	505.7	328.9
Income tax expense	135.1	101.6
Net income	370.6	227.3
Attributable to shareholders	371.4	227.0
Attributable to non-controlling interest	$ (0.8)	$ 0.3
Basic earnings per share | (per share)	$ 4.00	$ 2.31
Diluted earnings per share | (per share)	$ 3.96	$ 2.28